Note 5 - Related Party Transactions (Details Textual) ¥ in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)
Dalian Wanchun Biotechnology Co., Ltd. [Member]
Proceeds from Short-term Debt, Total	$ 29	¥ 200	$ 32	¥ 230